Commitments and Contingencies	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6.Commitments and Contingencies

Severance Agreements

On August 13, 2013, the Company entered into Purchase, Severance and Release Agreements with Michael L. Krall, our former Chief Executive Officer, Donna Singer, our former Executive Vice President,  and Dennis Brovarone, a former Board member.

In connection with Mr. Krall’s separation from the Company, the Company entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Mr. Krall (the “Krall Release Agreement”). The Krall Release Agreement provides for a mutual release of all claims between Mr. Krall and the Company. Mr. Krall is also prohibited from engaging in certain competitive activities until July 2017. Pursuant to the Krall Release Agreement, Mr. Krall (i) was paid $25,000 on August 13, 2013; and, (ii) is entitled to receive $30,000 per month until February 2015, during which time Mr. Krall shall provide consulting services to the Company. In consideration of Mr. Krall’s transfer to the Company of certain enumerated intellectual property rights, the Company also (i) paid Mr. Krall the sum of $125,000 on August 13, 2013; and, (ii) issued to Mr. Krall 850,000 shares of common stock on August 21, 2013 (the “Krall Shares”). The Krall Shares are subject to certain registration rights intended to register the Krall Shares. The Krall Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Krall Proxy”). The Krall Proxy gives our CEO the right to vote the Krall Shares for so long as Mr. Krall owns the Krall Shares. Mr. Krall will also continue to receive health insurance coverage over the term of the severance period, which will cost the Company $20,000.

In connection with Ms. Singer’s separation from the Company, we entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Ms. Singer (the “Singer Release Agreement”). The Singer Release Agreement provides for a mutual release of all claims between Ms. Singer and the Company. Ms. Singer is also prohibited from engaging in certain competitive activities until August 2017. Pursuant to the Singer Release Agreement, Ms. Singer (i) was paid $45,000 on August 13, 2013; (ii) was due the amount of her continued health insurance coverage until August 2014; and, (iii) was paid $17,000 per month for 12-months following August 13, 2013, during which time Ms. Singer was to provide consulting services to the Company. In consideration of Ms. Singer’s transfer to the Company of certain enumerated intellectual property rights, the Company also issued to Ms. Singer 300,000 shares of common stock on August 21, 2013 (the “Singer Shares”). The Singer Shares are subject to certain registration rights intended to register the Singer Shares. The Singer Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Singer Proxy”). The Singer Proxy gives our CEO the right to vote the Singer Shares for so long as Ms. Singer owns the Singer Shares.

In connection with Mr. Brovarone’s separation from the Company, we entered into a Severance and Release Agreement effective August 13, 2013 with Mr. Brovarone (the “Brovarone Release Agreement”). The Brovarone Release Agreement provides for a mutual release of all claims between Mr. Brovarone and the Company. In addition, Mr. Brovarone will receive $91,000, payable in 60 monthly installments of approximately $1,600, commencing December 11, 2013 for amounts previously accrued as of July 31, 2013.

Approximately $201,000 remains payable under the severance agreements and is included in the accrued restructuring liability section of the condensed consolidated balance sheets as of October 31, 2014. During the three months ended October 31, 2013, we expensed approximately $1,789,000 to restructuring costs related to the Purchase, Severance, and Release Agreements.

7. Commitments and Contingencies

Severance Agreements

In connection with Mr. Krall’s separation from the Company (See Note 1), the Company entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Mr. Krall (the “Krall Release Agreement”). The Krall Release Agreement provides for a mutual release of all claims between Mr. Krall and the Company. Mr. Krall is also prohibited from engaging in certain competitive activities until July 2017. Pursuant to the Krall Release Agreement, Mr. Krall (i) was paid $25,000 on August 13, 2013; and, (ii) is entitled to receive $30,000 per month for 18-months following August 13, 2013, during which time Mr. Krall shall provide consulting services to the Company. In consideration of Mr. Krall’s transfer to the Company of certain enumerated intellectual property rights, the Company also (i) paid Mr. Krall the sum of $125,000 on August 13, 2013; and, (ii) issued to Mr. Krall 850,000 shares of common stock on August 21, 2013 (the “Krall Shares”). The Krall Shares are subject to certain registration rights intended to register the Krall Shares. The Krall Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Krall Proxy”). The Krall Proxy gives our CEO the right to vote the Krall Shares for so long as Mr. Krall owns the Krall Shares. Mr. Krall will also continue to receive health insurance coverage over the term of the severance period, which will cost the Company $20,000.

In connection with Ms. Singer’s separation from the Company (See Note 1), we entered into a Purchase, Severance, and Release Agreement effective August 13, 2013 with Ms. Singer (the “Singer Release Agreement”). The Singer Release Agreement provides for a mutual release of all claims between Ms. Singer and the Company. Ms. Singer is also prohibited from engaging in certain competitive activities until August 2017. Pursuant to the Singer Release Agreement, Ms. Singer (i) was paid $45,000 on August 13, 2013; (ii) is due the amount of her continued health insurance coverage until August 2014; and, (iii) is entitled to $17,000 per month for 12-months following August 13, 2013, during which time Ms. Singer shall provide consulting services to the Company. In consideration of Ms. Singer’s transfer to the Company of certain enumerated intellectual property rights, the Company also issued to Ms. Singer 300,000 shares of common stock on August 21, 2013 (the “Singer Shares”). The Singer Shares are subject to certain registration rights intended to register the Singer Shares. The Singer Shares are also subject to a Voting Support Agreement and Irrevocable Proxy (the “Singer Proxy”). The Singer Proxy gives our CEO the right to vote the Singer Shares for so long as Ms. Singer owns the Singer Shares. Ms. Singer will also continue to receive health insurance coverage over the term of the severance period, which will cost the Company $18,000.

In connection with Mr. Brovarone’s separation from the Company (See Note 1), we entered into a Severance and Release Agreement effective August 13, 2013 with Mr. Brovarone (the “Brovarone Release Agreement”). The Brovarone Release Agreement provides for a mutual release of all claims between Mr. Brovarone and the Company. In addition, Mr. Brovarone will receive $91,000, payable in 60 monthly installments of $1,600, commencing 120 days after the separation date for amounts previously accrued as of July 31, 2013.

On January 23, 2014, we entered into a General Release and Settlement Agreement with a former employee (“Employee Settlement”). Under the terms of the Employee Settlement, we will pay $50,000 over a six-month period with payments commencing in March 2014, and issue 15,000 shares of common stock.

During the fiscal year ended July 31, 2014, the Company expensed approximately $1,859,000, related to the Employee Settlement and the Purchase, Severance, and Release Agreements for Mr. Krall, Ms. Singer, and Mr. Brovarone. Approximately $323,000 remains payable under the severance agreements and is included in the accrued restructuring liability section of the consolidated balance sheet as of July 31, 2014.

Operating Leases

During May 2014, we amended the lease of our primary facility in El Cajon, California under a noncancelable operating lease that now expires in December 2016. Per the terms of the agreement, our occupancy costs have decreased by approximately 60%. This facility includes our corporate offices, research and development laboratory, and warehouse. Rent expense including common area maintenance, was $174,000 and $286,000 for the years ended July 31, 2014 and 2013, respectively.

Future minimum annual lease payments for our primary facility as of July 31, 2014 are as follows:

2015	$83,000
2016	84,000
2017	36,000
$203,000